Share-Based Compensation - Share Based Compensation Allocation (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation expense	$ (670)	$ 6,235
Research and development
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation expense	(1,654)	4,562
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation expense	984	1,627
Capitalized to property and equipment
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation expense	$ 0	$ 46